Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2014:

	RMB	US$
	(In thousands)
2015	2,418,879	389,853
2016	1,160,152	186,983
2017	748,230	120,593
2018	593,102	95,591
2019	291,077	46,913
Thereafter	170,008	27,400

	5,381,448	867,333

Future Minimum Lease Payments For Non-cancelable Licensing Agreements

Future minimum payments under non-cancelable licensing agreements consist of the following as of December 31, 2014:

	RMB	US$
	(In thousands)
2015	2,154,666	347,269
2016 and thereafter	—	—

	2,154,666	347,269